Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000253545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPIN
Without Sales Load [Member] | C000253545
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	15.39%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	19.19%